Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[1],[2]	£ 498.3
Payments due to vendors (earnout agreements) (note 18)	[3]	(153.3)	£ (352.0)	£ (243.7)	£ (400.8)
Ending balance	[1],[2]	398.0	£ 574.7	498.3
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance		28.4
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	[2]	(3.3)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	[2]	0.6
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[3]	(204.5)
Losses recognised in other comprehensive income	[3]	25.4
Exchange adjustments	[3]	(1.1)
Additions	[3]	(1.3)
Cancellations	[2]	28.9
Settlements	[3]	7.2
Ending balance	[3]	(145.4)		(204.5)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[2]	456.1
Gains recognised in the income statement	[2]	1.7
Losses recognised in other comprehensive income	[2]	(88.7)
Additions	[2]	3.0
Disposals	[2]	(2.5)
Ending balance		369.6		456.1 [2]
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 18)	[2]	(153.3)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	[2]	(145.4)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[2]	258.7
Ending balance	[2]			£ 258.7
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	[2]	£ 110.9

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies